Schedule IV - Reinsurance (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount		$ 40,610,000
Premiums and contract charges, Gross amount		158,836	$ 155,439	$ 155,193
Premiums and contract charges, Ceded to other companies		21,411	23,753	27,101
Premiums and contract charges, Assumed from other companies		741	830	835
Premiums and contract charges, Net amount		$ 138,166	$ 132,516	$ 128,927
Premiums and contract charges, Percentage of amount assumed to net		0.50%	0.60%	0.60%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 142,994	$ 139,430	$ 140,834
Premiums and contract charges, Ceded to other companies		20,251	22,352	25,564
Premiums and contract charges, Assumed from other companies		741	830	835
Premiums and contract charges, Net amount		$ 123,484	$ 117,908	$ 116,105
Premiums and contract charges, Percentage of amount assumed to net		0.60%	0.70%	0.70%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 15,842	$ 16,009	$ 14,359
Premiums and contract charges, Ceded to other companies		1,160	1,401	1,537
Premiums and contract charges, Assumed from other companies		0
Premiums and contract charges, Net amount		$ 14,682	14,608	12,822
Premiums and contract charges, Percentage of amount assumed to net		0.00%
Life Insurances In Force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount		$ 40,103,353	38,743,278	37,835,153
Life insurance in force, Ceded to other companies	[1]	9,581,863	9,927,519	10,303,425
Life insurance in force, Assumed from other companies		511,360	550,942	578,980
Life insurance in force, Net amount		$ 31,032,850	$ 29,366,701	$ 28,110,708
Life insurance in force, Percentage of amount assumed to net		1.60%	1.90%	2.10%

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2015, 2014 or 2013.